LEASES	12 Months Ended
Dec. 31, 2022
LEASES
LEASES

10.     LEASES

The Group leases several office buildings to provide employees with comfortable working conditions. Set out below are the carrying amounts of the Group’s right-of-use assets and lease liabilities and the movements during the period:

	Right-of-use	Lease
	assets	liabilities
As of January 1, 2021	125	(113)
Additions	—	—
Acquisition of a subsidiary (Note 6)	18	(18)
Depreciation expense	(45)	—
Interest expense	—	(9)
Set-off	—	2
Payments	—	47
As of December 31, 2021	98	(91)
Additions	30	(29)
Disposals	(8)	9
Depreciation expense	(46)	—
Interest expense	—	(6)
Payments	—	48
As of December 31, 2022	74	(69)

The maturity analysis of lease liabilities based on contractual undiscounted payments is disclosed in Note 20.